Derivative Instruments and Hedging Activities - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Derivatives, Fair Value [Line Items]
(Gains)/Losses on derivative contracts	₨ (32,275)	$ (496)	₨ (123,792)	₨ (74,313)
Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Cost of hedge	4,931,240	77,123
Expense	575,225	8,925
Foreign Currency Option Contracts [Member]
Derivatives, Fair Value [Line Items]
(Gains)/Losses on derivative contracts	₨ 77,897	$ 1,196	₨ 185,654	₨ 85,282
Foreign Currency Option Contracts [Member] | Minimum [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts maturity period	1 month	1 month
Foreign Currency Option Contracts [Member] | Maximum [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts maturity period	11 months	11 months
Currency Options [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Fair value of currency option liability	₨ 331,314				$ 5,089